                     [LETTERHEAD OF CLIFFORD CHANCE US LLP]

June 28, 2006

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C.  20549

Re:    Morgan Stanley Prime Income Trust (the "Fund")

Ladies and Gentlemen:

On behalf of the Fund we transmit for filing under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each as amended, a definitive copy of the following documents:

(i)      a notice of meeting, proxy statement and form of proxy relating to a special meeting of shareholders of the Fund, for the election of
         Trustees and changes to certain of the fundamental investment policies of the Fund, in the form in which such material is to be furnished by the management of the Fund to the Fund's shareholders; and

(ii)     Schedule 14A.

The Fund anticipates mailing copies of the definitive notice of meeting, proxy statement and form of proxy on or about June 28, 2006. No fee is required in connection with this filing. If you have any questions concerning the foregoing, please call Richard Horowitz at (212) 878-8110.

Best Regards,

/s/ Richard Horowitz

Richard Horowitz

cc:  Lou Anne McInnis